Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2020
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value

16 Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss

In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income, unless the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in P&L. In these scenarios, all gains and losses on that liability (including the effects of changes in the credit risk of the liability) are presented in P&L. On derecognition of the financial liability no amount relating to own credit risk are recycled to the income statement. The Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 14).

The details on how the fair value amounts are arrived at for financial liabilities designated at fair value are described in Note 17.

	2020		2019
	Fair value	Contractualamount dueon maturity	Fair value	Contractualamount dueon maturity
	£m	£m	£m	£m
Debt securities	50,437	57,650	49,559	56,891
Deposits	21,706	22,107	25,526	25,725
Repurchase agreements and other similar secured borrowing	177,371	177,389	128,547	128,706
Other financial liabilities	251	251	694	694
Financial liabilities designated at fair value	249,765	257,397	204,326	212,016

The cumulative own credit net loss recognised is £954m (2019: £373m loss).